Insurance and Reinsurance Contract Assets and Liabilities - Summary of Actuarial Methods and Assumptions (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Impact of changes in actuarial methods and assumptions, pre-tax	$ 2,850	$ 347	$ 347	$ 3,197	$ (192)
Impact of changes in actuarial methods and assumptions, pre-tax	(2,850)	(347)	(347)	(3,197)	192
Canada variable annuity product review [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Impact of changes in actuarial methods and assumptions, pre-tax	0	(133)	(133)	(133)
Impact of changes in actuarial methods and assumptions, pre-tax	0	133	133	133
Long-term care triennial review [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Impact of changes in actuarial methods and assumptions, pre-tax					118
Impact of changes in actuarial methods and assumptions, pre-tax					(118)
Mortality and morbidity updates [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Impact of changes in actuarial methods and assumptions, pre-tax	0	265	265	265	83
Impact of changes in actuarial methods and assumptions, pre-tax	0	(265)	(265)	(265)	(83)
Lapse and policyholder behaviour updates [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Impact of changes in actuarial methods and assumptions, pre-tax	0	98	98	98	234
Impact of changes in actuarial methods and assumptions, pre-tax	0	(98)	(98)	(98)	(234)
Methodology and other updates [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Impact of changes in actuarial methods and assumptions, pre-tax	(2,850)	(577)	(577)	(3,427)	(243)
Impact of changes in actuarial methods and assumptions, pre-tax	2,850	577	577	3,427	243
Portion recognized in net income (loss) [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Impact of changes in actuarial methods and assumptions, pre-tax	259	85	85	344	(3)
Impact of changes in actuarial methods and assumptions, pre-tax	(259)	(85)	(85)	(344)	3
Portion recognized in OCI [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Impact of changes in actuarial methods and assumptions, pre-tax	(47)	146	146	99	90
Impact of changes in actuarial methods and assumptions, pre-tax	47	(146)	(146)	(99)	(90)
Portion recognized in CSM [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Impact of changes in actuarial methods and assumptions, pre-tax	2,638	116	116	2,754	(279)
Impact of changes in actuarial methods and assumptions, pre-tax	(2,638)	(116)	(116)	(2,754)	279
Participating policyholders [Member] | Portion recognized in net income (loss) [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Impact of changes in actuarial methods and assumptions, pre-tax	115	58	58	173	(26)
Impact of changes in actuarial methods and assumptions, pre-tax	(115)	(58)	(58)	(173)	26
Participating policyholders [Member] | Portion recognized in OCI [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Impact of changes in actuarial methods and assumptions, pre-tax	(21)	0	0	(21)
Impact of changes in actuarial methods and assumptions, pre-tax	21	0	0	21
Shareholders [Member] | Portion recognized in net income (loss) [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Impact of changes in actuarial methods and assumptions, pre-tax	144	27	27	171
Impact of changes in actuarial methods and assumptions, pre-tax	(144)	(27)	(27)	(171)
Shareholders [Member] | Portion recognized in OCI [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Impact of changes in actuarial methods and assumptions, pre-tax	(26)	146	146	120
Impact of changes in actuarial methods and assumptions, pre-tax	$ 26	$ (146)	$ (146)	$ (120)
Shareholders and other equity holders [Member] | Portion recognized in net income (loss) [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Impact of changes in actuarial methods and assumptions, pre-tax					23
Impact of changes in actuarial methods and assumptions, pre-tax					(23)
Shareholders and other equity holders [Member] | Portion recognized in OCI [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Impact of changes in actuarial methods and assumptions, pre-tax					90
Impact of changes in actuarial methods and assumptions, pre-tax					$ (90)